CAPITAL AND RESERVES - Movement in Cash Flow Hedge Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance at beginning of the year	$ 1,556,160	$ 1,308,313
Balance at end of the year	1,786,616	1,556,160
Reserve of cash flow hedges
Disclosure of reserves within equity [line items]
Balance at beginning of the year	(3,171)	11
Gain (Loss) arising on changes in fair value of hedging instruments during the period	13,740	(2,682)
Loss reclassified to profit or loss – hedged item has affected profit or loss	(1,242)	(500)
Balance at end of the year	$ 9,327	$ (3,171)